CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 1,214,303	$ 2,052,731	$ 557,268
Accounts receivable, net	1,889,706	1,877,351	1,430,236
Inventory	1,106,077	923,707	240,061
Prepaid expenses and other current assets	996,968	611,695	41,461
Income tax receivable	31,563
Total current assets	5,238,617	5,465,484	3,103,923
Property and equipment, net	974,850	998,863	966,904
Right of use assets - operating leases, net	810,017	0
Intangible assets, net	11,873,337		0
Goodwill	9,736,510	9,736,510	0
Total assets	28,633,331	28,888,588	4,070,827
Current liabilities:
Accounts payable	6,932,584	5,519,159	1,135,039
Accrued expenses and other current liabilities	1,849,003	1,135,551	80,964
Customer deposits		175,956	0
Deferred revenues	175,956	175,956
Current portion of operating lease liabilities	292,800	0
Income tax payable	0	129,511	56,745
Line of credit, net of debt issuance costs of $19,466 and $31,145, respectively	452,087	531,804	0
Current portion of notes payable, net of debt issuance costs of $153,793 and $0, respectively		313,572	0
Current portion of notes payable - related parties	1,039,330	932,701	225,553
Due to related party	22,896	140,682	0
Total current liabilities	12,034,900	8,878,936	1,498,301
Contingent consideration	520,000	520,000	0
Operating lease liabilities, net of current portion	534,817	0
Convertible notes payable - related parties, net of debt discount of $439,819 and $466,667 related to the conversion feature, respectively	2,099,455	961,494	0
Long-term debt, net of current portion		56,688	2,770,947
Notes payable, net of current portion	46,101	56,688
Notes payable - related parties, net of current portion	2,342,249	2,531,490	0
Deferred tax liability	341	341	34,209
Total liabilities	17,577,863	12,948,949	4,303,457
Commitments and contingencies (Note 8)
Shareholders' equity
Common stock, $0.001 par value, 250,000,000 shares authorized; 6,033,835 and 5,654,830 and 3,000,000 shares issued and outstanding as of September 30, 2019 and December 31, 2018 and 2017, respectively	6,034	5,655	3,000
Additional paid-in-capital	21,448,280	20,548,164	0
Accumulated deficit	(11,318,564)	(5,565,756)	(235,630)
Total shareholders' equity attributable to Edison Nation, Inc.	10,135,750	14,988,063	(232,630)
Noncontrolling interests	919,718	951,576	0
Total shareholders' equity	11,055,468	15,939,639	(232,630)
Total liabilities and shareholders' equity	28,633,331	28,888,588	$ 4,070,827
Long-term Debt [Member]
Current liabilities:
Current portion of notes payable, net of debt issuance costs of $153,793 and $0, respectively	$ 1,270,243	$ 313,572